RELATED PARTY TRANSACTIONS - Summary of balances due from related parties (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Other receivables	$ (3,578)	$ (2,334)
Frontline
Related Party Transaction [Line Items]
Other receivables	(2,305)	(1,506)
UFC
Related Party Transaction [Line Items]
Other receivables	(900)	(497)
Seatankers
Related Party Transaction [Line Items]
Other receivables	(198)	(352)
SFL Leases
Related Party Transaction [Line Items]
Other receivables	(196)	0
Credit loss allowance
Related Party Transaction [Line Items]
Other receivables	(21)	(21)
Related Party
Related Party Transaction [Line Items]
Other receivables	$ (3,578)	$ (2,334)